Income Tax - Valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in valuation allowance
Balance at the beginning of the year	¥ 14,999	¥ 101,036	¥ 92,204
Additions	10,875	2,842	8,832
Reversals	(6,023)	(88,879)
Balance at the end of the year	¥ 19,851	¥ 14,999	¥ 101,036